Loss Per Share - Schedule of Dilutive Earnings Per Share (Details) - shares	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Dilutive Earnings Per Share [Line Items]
Anti-dilutive shares	764,013	511,997
IPO warrants [Member]
Schedule of Dilutive Earnings Per Share [Line Items]
Anti-dilutive shares	75,000	75,000
Over-allotment warrants [Member]
Schedule of Dilutive Earnings Per Share [Line Items]
Anti-dilutive shares	1,188	1,188
Convertible notes [Member]
Schedule of Dilutive Earnings Per Share [Line Items]
Anti-dilutive shares	687,825	435,809